Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	true
Amendment Description	The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment that specifically states that the registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a) may determine.
Document Period End Date	Dec 31, 2011
Entity Registrant Name	CATALYST PHARMACEUTICAL PARTNERS, INC.
Entity Central Index Key	0001369568
Entity Filer Category	Smaller Reporting Company

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 6,029,067	$ 5,475,158
Government grant receivable		134,025
Prepaid expenses	199,116	166,221
Total current assets	6,228,183	5,775,404
Property and equipment, net	12,186	45,573
Deposits	8,888	10,511
Total assets	6,249,257	5,831,488
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	263,934	105,933
Accrued expenses and other liabilities	569,867	193,028
Total current liabilities	833,801	298,961
Accrued expenses and other liabilities, non-current	9,518	14,748
Warrants liability, at fair value	1,645,240
Total liabilities	2,488,559	313,709
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized: none issued and outstanding at December 31, 2011 and 2010
Common stock, $0.001 par value, 100,000,000 shares authorized; 24,701,420 shares and 19,394,737 shares issued and outstanding at December 31, 2011 and 2010, respectively	24,701	19,395
Additional paid-in capital	41,838,614	37,209,939
Deficit accumulated during the development stage	(38,102,617)	(31,711,555)
Total stockholders' equity	3,760,698	5,517,779
Total liabilities and stockholders' equity	$ 6,249,257	$ 5,831,488

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Balance Sheets [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	24,701,420	19,394,737
Common stock, shares outstanding	24,701,420	19,394,737

Statements Of Operations (USD $)	12 Months Ended			120 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Statements Of Operations [Abstract]
Revenues - government grant		$ 488,958		$ 488,958
Operating costs and expenses:
Research and development	3,383,965	2,306,781	5,097,440	25,643,708
General and administrative	2,698,174	2,206,358	2,177,954	14,105,748
Total operating costs and expenses	6,082,139	4,513,139	7,275,394	39,749,456
Loss from operations	(6,082,139)	(4,024,181)	(7,275,394)	(39,260,498)
Interest income	10,985	17,858	33,466	1,477,789
Change in fair value of warrants liability	(319,908)			(319,908)
Loss before income taxes	(6,391,062)	(4,006,323)	(7,241,928)	(38,102,617)
Provision for income taxes
Net loss	$ (6,391,062)	$ (4,006,323)	$ (7,241,928)	$ (38,102,617)
Net loss per share - basic and diluted	$ (0.29)	$ (0.22)	$ (0.48)
Weighted average shares outstanding - basic and diluted	21,728,292	18,580,223	15,066,799

Statement Of Stockholders' Equity (USD $)	Preferred Stock Series "A" [Member]	Preferred Stock Series "B" [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During The Development Stage [Member]	Total
Balance at Jan. 03, 2002			$ 21,888	$ 78,112		$ 100,000
Issuance of common stock, net			7,296	117,704		125,000
Issuance of stock options for services				75,833		75,833
Net loss					(255,945)	(255,945)
Balance at Dec. 31, 2002			29,184	271,649	(255,945)	44,888
Issuance of preferred stock, net	700			669,757		670,457
Issuance of stock options for services				75,833		75,833
Net loss					(428,615)	(428,615)
Balance at Dec. 31, 2003	700		29,184	1,017,239	(684,560)	362,563
Issuance of stock options for services				294,833		294,833
Net loss					(539,820)	(539,820)
Balance at Dec. 31, 2004	700		29,184	1,312,072	(1,224,380)	117,576
Issuance of common stock, net			39,545	1,006,971		1,046,516
Issuance of common stock and stock options for services			146	1,087,604		1,087,750
Net loss					(1,805,380)	(1,805,380)
Balance at Dec. 31, 2005	700		68,875	3,406,647	(3,029,760)	446,462
Change in par value	(630)		(61,988)	62,618
Issuance of preferred stock Series "B", net		8		3,225,132		3,225,140
Issuance of common stock (IPO), net			3,350	17,634,670		17,638,020
Conversion of preferred stock Series "A" into common stock, upon closing of IPO	(70)		1,022	(952)
Conversion of preferred stock Series "B" into common stock, upon closing of IPO		(8)	1,116	(1,108)
Issuance of common stock and stock options for services			142	1,266,323		1,266,465
Net loss					(2,729,454)	(2,729,454)
Balance at Dec. 31, 2006			12,517	25,593,330	(5,759,214)	19,846,633
Issuance of common stock and stock options for services			11	579,676		579,687
Amortization of restricted stock for services				35,930		35,930
Net loss					(4,139,493)	(4,139,493)
Balance at Dec. 31, 2007			12,528	26,208,936	(9,898,707)	16,322,757
Issuance of common stock, net			1,488	4,086,412		4,087,900
Issuance of stock options for services				583,836		583,836
Issuance of restricted stock units for services, net			44	130,275		130,319
Net loss					(10,564,597)	(10,564,597)
Balance at Dec. 31, 2008			14,060	31,009,459	(20,463,304)	10,560,215
Issuance of common stock, net			3,973	3,694,162		3,698,135
Issuance of stock options for services				581,286		581,286
Issuance of restricted stock units for services, net			5	20,147		20,152
Net loss					(7,241,928)	(7,241,928)
Balance at Dec. 31, 2009			18,038	35,305,054	(27,705,232)	7,617,860
Issuance of common stock, net			1,352	1,454,801		1,456,153
Issuance of stock options for services				450,089		450,089
Issuance of restricted stock units for services, net			5	(5)
Net loss					(4,006,323)	(4,006,323)
Balance at Dec. 31, 2010			19,395	37,209,939	(31,711,555)	5,517,779
Issuance of stock options for services				416,735		416,735
Issuance of common stock and warrants, net			5,306	4,211,940		4,217,246
Net loss					(6,391,062)	(6,391,062)
Balance at Dec. 31, 2011			$ 24,701	$ 41,838,614	$ (38,102,617)	$ 3,760,698

Statements Of Cash Flows (USD $)	12 Months Ended			120 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Operating Activities:
Net loss	$ (6,391,062)	$ (4,006,323)	$ (7,241,928)	$ (38,102,617)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization	42,835	25,741	30,227	153,989
Stock-based compensation	416,735	450,089	601,438	5,622,161
Change in fair value of warrants liability	319,908			319,908
(Increase) decrease in:
Interest receivable			12,153
Government grant receivable	134,025	(134,025)
Prepaid expenses and deposits	(31,272)	(58,074)	39,152	(208,004)
Increase (decrease) in:
Accounts payable	158,001	(143,702)	(83,072)	263,934
Accrued expenses and other liabilities	365,781	108,889	(1,041,159)	516,033
Net cash used in operating activities	(4,985,049)	(3,757,405)	(7,683,189)	(31,434,596)
Investing Activities:
Capital expenditures	(3,620)	(2,867)	(2,298)	(102,826)
Net cash used in investing activities	(3,620)	(2,867)	(2,298)	(102,826)
Financing Activities:
Proceeds from issuance of common stock and warrants, net	5,542,578	1,456,153	3,698,135	33,574,302
Proceeds from issuance of preferred stock, net				3,895,597
Payment of employee withholding tax related to restricted stock units				(3,410)
Net cash provided by financing activities	5,542,578	1,456,153	3,698,135	37,466,489
Net increase (decrease) in cash and cash equivalents	553,909	(2,304,119)	(3,987,352)	5,929,067
Cash and cash equivalents - beginning of period	5,475,158	7,779,277	11,766,629	100,000
Cash and cash equivalents - end of period	6,029,067	5,475,158	7,779,277	6,029,067
Non-cash investing and financing activities:
Non-cash incentive received from lessor				$ 52,320

Organization And Description Of Business	12 Months Ended
Dec. 31, 2011
Organization And Description Of Business [Abstract]
Organization And Description Of Business
1.	Organization and Description of Business

Catalyst Pharmaceutical Partners, Inc. (the "Company") is a development-stage specialty pharmaceutical company focused on the development and commercialization of prescription drugs targeting diseases and disorders of the central nervous system with a focus on the treatment of addiction and epilepsy. The Company was incorporated in Delaware in July 2006. It is the successor by merger to Catalyst Pharmaceutical Partners, Inc., a Florida corporation ("CPP-Florida"), which commenced operations in January 2002.

The Company has incurred operating losses in each period from inception through December 31, 2011. The Company has been able to fund its cash needs to date through an initial funding from its founders, four private placements, an initial public offering ("IPO"), a government grant and five registered direct offerings via shelf registration statements to institutional investors. See Note 11.

Merger

On September 7, 2006, the Company completed a merger with CPP-Florida in which CPP-Florida was merged with and into the Company and all of CPP-Florida's assets, liabilities and attributes were transferred to the Company by operation of law. Prior to the merger, the Company was a wholly-owned subsidiary of CPP-Florida. The merger was effected to reincorporate the Company in Delaware.

After the merger, holders of CPP-Florida common stock held an equal number of shares of the Company's common stock, holders of CPP-Florida Series A preferred stock held an equal number of shares of the Company's Series A Preferred Stock and holders of CPP-Florida Series B Preferred Stock held an equal number of shares of the Company's Series B Preferred Stock.

Shares of CPP-Florida common and preferred stock had a par value of $0.01 per share. Shares of the Company's common and preferred stock have a par value of $0.001 per share. An adjustment was made to capital stock and additional paid-in capital during 2006 to reflect this change. Upon closing of the IPO, all the outstanding shares of preferred stock were converted into shares of common stock.

Capital Resources

In June 2008, the Company filed a registration statement on Form S-3 (the 2008 Shelf Registration Statement) in order to be able to sell up to $30,000,000 of its authorized but unissued common stock through future offerings. During September 2008, the Company sold 1,488,332 shares of its common stock under the 2008 Shelf Registration Statement at a price of $3.00 per share and received gross proceeds of approximately $4.5 million before commissions and incurred expenses of approximately $377,000. During October 2009, the Company sold 3,973,000 shares of its common stock under the 2008 Shelf Registration Statement at a price of $1.00 per share and received gross proceeds of approximately $4.0 million before underwriting commissions and incurred expenses of approximately $275,000. During August 2010, the Company sold 1,351,352 shares of its common stock under the 2008 Shelf Registration Statement at a price of $1.11 per share and received gross proceeds of approximately $1.5 million before incurred expenses of approximately $44,000. The 2008 Shelf Registration Statement expired on June 26, 2011, and the Company can no longer sell any shares under this shelf registration statement.

In December 2010, the Company filed a registration statement on Form S-3 (the 2010 Shelf Registration Statement) in order to be able to sell up to $30,000,000 of its authorized but unissued common stock and warrants to purchase common stock through future offerings. During March 2011, the Company sold 2,259,943 shares of its common stock under the 2010 Shelf Registration Statement at a price of $1.12 per share and received gross proceeds of approximately $2.5 million before underwriting commissions and incurred expenses of approximately $300,000. During October 2011, the Company sold 3,046,740 shares of the Company's common stock together with common stock purchase warrants to purchase 1,523,370 shares of the Company's common stock at a price of $1.15 per share and corresponding warrant and received gross proceeds of approximately $3.5 million before underwriting commissions and other expenses totaling approximately $305,000. The Company has approximately $21.3 million of authorized but unissued common stock and common stock purchase warrants available for future offerings under the 2010 Shelf Registration Statement. See Note 11.

In November 2010, the Company was notified that it had been certified to receive a cash grant aggregating $488,958 under the Qualifying Therapeutic Discovery Projects Program (section 48D of the Internal Revenue Code). The grant related to two qualifying therapeutic projects, CPP-109 for the treatment of stimulant dependence and CPP-115 for the treatment of epilepsy and stimulant dependence. Of these funds, $354,933 were received in November 2010 and $134,025 were received in February 2011.

While there can be no assurance, the Company currently believes that it has sufficient resources to complete its currently ongoing clinical studies and trials and to support its operations through the first quarter of 2013. The Company will require additional capital to fund additional clinical and pre-clinical studies of CPP-109 and CPP-115 that may be required to file New Drug Applications ("NDA") with the U.S. Food and Drug Administration ("FDA") and to support the Company's operations in periods after the first quarter of 2013.

In addition to the filing of the above described shelf registration statements, the Company may raise the additional funds required through public or private equity offerings, debt financings, corporate collaborations, governmental research grants or other means. The Company may also seek to raise new capital to fund additional product development efforts, even if it has sufficient funds for its planned operations. Any sale by the Company of additional equity or convertible debt securities could result in dilution to the Company's current stockholders. There can be no assurance that any such required additional funding will be available to the Company at all or available on terms acceptable to the Company. Further, to the extent that the Company raises additional funds through collaborative arrangements, it may be necessary to relinquish some rights to the Company's technologies or grant sublicenses on terms that are not favorable to the Company. If the Company is not able to secure additional funding when needed, the Company may have to delay, reduce the scope of, or eliminate one or more research and development programs, which could have an adverse effect on the Company's business.

Basis Of Presentation And Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Basis Of Presentation And Significant Accounting Policies [Abstract]
Basis Of Presentation And Significant Accounting Policies
2.	Basis of Presentation and Significant Accounting Policies

a.	DEVELOPMENT STAGE COMPANY. Since inception, the Company has devoted substantially all of its efforts to business planning, research and development, recruiting management and technical staff, acquiring operating assets and raising capital. Accordingly, the Company is considered to be in the development stage and the Company's financial statements are presented in that manner in accordance with U.S. generally accepted accounting principles. The Company's primary focus is on the development and commercialization of its product candidates CPP-109 and CPP-115.

b.	USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

c.	CASH AND CASH EQUIVALENTS. The Company considers all highly liquid instruments, purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents consist mainly of U.S. Treasury bills and money market funds. The Company has substantially all of its cash and cash equivalents deposited with one financial institution.

d.	GOVERNMENT GRANT RECEIVABLE. The government grant receivable consists of a grant receivable from the U.S. government for a portion of the cash grants awarded to the Company under the Qualifying Therapeutic Discovery Project Program during November 2010. Such funds were received in February 2011. The Company recognizes U.S. government cash grants in the period in which the Company is notified of such awards.

e.	PREPAID EXPENSES. Prepaid expenses consist primarily of prepaid insurance, prepaid offering costs, prepaid subscription fees and prepaid research fees. Prepaid research fees consist of advances for our product development activities, including drug manufacturing, contracts for pre-clinical studies, clinical trials, regulatory affairs and consulting. Such advances are recorded as expense as the related goods are received or the related services are performed.
f.	PROPERTY AND EQUIPMENT. Property and equipment are recorded at cost. Depreciation is calculated to amortize the depreciable assets over their useful lives using the straight-line method and commences when the asset is placed in service. Leasehold improvements are amortized on a straight-line basis over the term of the lease or the estimated life of the improvement, whichever is shorter. Useful lives generally range from three years for computer equipment to three to six years for furniture and equipment and leasehold improvements. Expenditures for repairs and maintenance are charged to expenses as incurred.

g.	OPERATING LEASES. The Company recognizes lease expense on a straight-line basis over the initial lease term. For leases that contain rent holidays, escalation clauses or tenant improvement allowances, the Company recognizes rent expense on a straight-line basis and records the difference between the rent expense and rental amount payable as deferred rent. As of December 31, 2011 and 2010, the Company had $9,518 and $29,601, respectively, of deferred rent and lease incentive in accrued expenses and other liabilities.

h.	FAIR VALUE OF FINANCIAL INSTRUMENTS. The Company's financial instruments consist of cash and cash equivalents, accounts payable and accrued expenses and other liabilities. At December 31, 2011, the fair value of these instruments approximated their carrying value.

i.	FAIR VALUE MEASUREMENTS. Current Financial Accounting Standards Board (FASB) fair value guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement. Therefore, a fair value measurement should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, current FASB guidance establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity's own assumptions that market participants assumptions would use in pricing assets or liabilities (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at measurement date. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates, and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

j.	RESEARCH AND DEVELOPMENT. Costs incurred in connection with research and development activities are expensed as incurred. These costs consist of direct and indirect costs associated with specific projects as well as fees paid to various entities that perform research-related services for the Company.
k.	STOCK-BASED COMPENSATION. The Company recognizes expense in the statement of operations for the fair value of all share-based payments to employees, directors, consultants and scientific advisors, including grants of stock options and other share based awards. For stock options, the Company uses the Black-Scholes option valuation model, the single-option award approach, and the straight-line attribution method. Using this approach, compensation cost is amortized on a straight-line basis over the vesting period of each respective stock option, generally three to five years. The Company estimates forfeitures and adjusts this estimate periodically based on actual forfeitures.

For the years ended December 31, 2011, 2010 and 2009, the Company recorded stock-based compensation expense as follows:

	2011	2010	2009
Research and development	$111,283	$179,737	$272,184
General and administrative	305,452	270,352	329,254

Total stock-based compensation	$416,735	$450,089	$601,438

l.	CONCENTRATION OF CREDIT RISK. The financial instruments that potentially subject the Company to concentration of credit risk are cash equivalents (i.e. money market funds). The Company places its cash equivalents with a high-credit quality financial institution. These amounts at times may exceed federally insured limits. The Company has not experienced any credit losses in these accounts.

m.	INCOME TAXES. The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized.

The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more-likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

The Company is subject to income taxes in the U.S. federal jurisdiction and various state jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. The Company is not subject to U.S. federal, state and local tax examinations by tax authorities for years before 2009. If the Company were to subsequently record an unrecognized tax benefit, associated penalties and tax related interest expense would be reported as a component of income tax expense.

n.	COMPREHENSIVE INCOME (LOSS). U.S. generally accepted accounting principles require that all components of comprehensive income (loss) be reported in the financial statements in the period in which they are recognized. Comprehensive income (loss) is net income (loss), plus certain other items that are recorded directly into stockholders' equity. For all periods presented, the Company's net loss equals comprehensive loss, since the Company has no items which are considered other comprehensive income (loss).
o.	NET INCOME (LOSS) PER SHARE. Basic income (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of common shares outstanding during the period, plus the dilutive effect of common stock equivalents such as convertible preferred stock, stock options and restricted stock units. For all periods presented, common stock equivalents were excluded because their inclusion would have been anti-dilutive. The potential shares, which are excluded from the determination of basic and diluted net loss per share as their effect is anti-dilutive, are as follows:

	2011	2010	2009
Options to purchase common stock	3,723,108	3,135,619	2,962,461
Warrants to purchase common stock	1,523,370	—	—
Unvested shares of restricted common stock	—	—	5,000

Potential equivalent common stock excluded	5,246,478	3,135,619	2,967,461

Potentially dilutive options to purchase common stock as of December 31, 2011, 2010 and 2009 have exercise prices ranging from $0.62 to $6.00. Potentially dilutive warrants to purchase common stock as of December 31, 2011 have an exercise price of $1.30.

p.	SEGMENT INFORMATION. Management has determined that the Company operates in one reportable segment, which is the development and commercialization of pharmaceutical products.

q.	RECENT ACCOUNTING PRONOUNCEMENTS. In June 2011, the FASB issued changes to the presentation of comprehensive income. These changes give an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. The items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income were not changed. These changes become effective for fiscal years beginning after December 15, 2011, except for the reclassification adjustments out of accumulated other comprehensive income that become effective for fiscal years ending after December 15, 2012. The adoption of these changes will not have a material effect on the Company's financial statements.

r.	WARRANTS LIABILITY. In October 2011, the Company issued warrants to purchase shares of the Company's common stock in connection with a registered direct offering under a shelf registration statement. The Company accounted for these warrants as a liability measured at fair value due to a provision included in the warrant agreement that provides the warrant holders with an option to require the Company (or its successor) to purchase their warrants for cash in an amount equal to their Black-Scholes Option Pricing Model (the Black-Scholes Model) value, in the event that certain fundamental transactions, as defined, occur. The fair value of the warrant liability is estimated using the Black-Scholes Model which requires inputs such as the expected term of the warrants, share price volatility and risk-free interest rate. These assumptions are reviewed on a quarterly basis and changes in the estimated fair value of the outstanding warrants are recognized each reporting period in the "Change in fair value of warrants liability" line in the statement of operations.

s.	RECLASSIFICATIONS. Certain prior year amounts in the financial statements have been reclassified to conform to the current year presentation.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
3.	Fair Value Measurements

The Company's financial assets and liabilities measured at fair value are classified within the fair value hierarchy which is defined as follows:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
•	Level 2 — Inputs other than quoted prices in active markets that are observable for the asset or liability, either directly or indirectly.
•	Level 3 — Inputs that are unobservable for the asset or liability.

Warrants

The Company allocated approximately $1.3 million of proceeds from its October 2011 registered direct offering to the fair value of common stock purchase warrants issued in connection with the offering that are classified as a liability. The valuation of the warrants is determined using the Black-Scholes Model. This model uses inputs such as the underlying price of the shares issued when the warrant is exercised, volatility, risk free interest rate and expected life of the instrument. The Company has determined that the warrants liability should be classified within Level 3 of the fair value hierarchy by evaluating each input for the Black-Scholes Model against the fair value hierarchy criteria and using the lowest level of input as the basis for the fair value classification. There are six inputs: closing price of the Company's common stock on the day of evaluation; the exercise price of the warrants; the remaining term of the warrants; the volatility of the Company's common stock; annual rate of dividends; and the risk free rate of return. Of those inputs, the exercise price of the warrants and the remaining term are readily observable in the warrants agreement. The annual rate of dividends is based on the Company's historical practice of not granting dividends. The closing price of the Company's common stock would fall under Level 1 of the fair value hierarchy as it is a quoted price in an active market. The risk free rate of return is a Level 2 input, while the historical volatility is a Level 3 input in accordance with the fair value accounting guidance. Since the lowest level input is a Level 3, the Company determined the warrants liability is most appropriately classified within Level 3 of the fair value hierarchy. This liability is subject to fair value mark-to-market adjustment each period. The assumptions used for the October 2011 warrants liability valuation were an expected life of 5.5 years, expected annual volatility of 121% and a risk free rate of 1.28%. The assumptions used for the December 31, 2011 warrants liability valuation were an expected life of 5.34 years, expected annual volatility of 119% and a risk free rate of 0.92%. As a result, the Company recognized the change in the fair value of the warrants liability as a non-operating expense of approximately $320,000 for the year ended December 31, 2011. The resulting fair value of the warrants liability at December 31, 2011 was approximately $1.6 million.

Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Prepaid Expenses [Abstract]
Prepaid Expenses
4.	Prepaid Expenses

Prepaid expenses consist of the following as of December 31:

	2011	2010
Prepaid insurance	$178,536	$71,215
Prepaid offering costs	—	42,369
Prepaid research fees	—	38,719
Prepaid subscriptions fees	9,942	3,756
Prepaid rent	2,267	3,251
Other	8,371	6,911

Total prepaid expenses	$199,116	$166,221

Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment
5.	Property and Equipment

Property and equipment, net consists of the following as of December 31:

	2011	2010
Computer equipment	$26,791	$32,376
Furniture and equipment	44,469	44,175
Leasehold improvements	—	80,176

	71,260	156,727
Less: Accumulated depreciation	(59,074)	(111,154)

Total property and equipment, net	$12,186	$45,573

Depreciation expense was $42,835, $25,741 and $30,227, respectively, for the years ended December 31, 2011, 2010 and 2009. During June 2011, in connection with the renewal of the corporate office lease, the Company entered into the first amendment to the lease. The amendment extends the original lease term for five years and relocates the Company into another space within the same building. Upon relocation of the corporate office, in November 2011 the Company wrote-off the asset value and related accumulated depreciation of leasehold improvements pertaining to the previous space, substantially all of which were fully depreciated at that time.

Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Accrued Expenses And Other Liabilities
6.	Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consist of the following as of December 31:

	2011	2010
Accrued compensation and benefits	$239,442	$—
Accrued professional fees	111,920	87,212
Accrued pre-clinical and clinical trial expenses	101,568	35,678
Accrued license fees	102,500	50,186
Deferred rent and lease incentive	—	14,853
Other	14,437	5,099

Current accrued expenses and other liabilities	569,867	193,028

Deferred rent and lease incentive- non-current	9,518	14,748

Non-current accrued expenses and other liabilities	9,518	14,748

Total accrued expenses and other liabilities	$579,385	$207,776

During December 2011, in connection with the separation agreement with one of the Company's officers, the Company accrued severance to be paid over the next year to such officer. As of December 31, 2011, approximately $233,000 of such amount was included in accrued compensation and benefits in the table above.

Commitments	12 Months Ended
Dec. 31, 2011
Commitments [Abstract]
Commitments
7.	Commitments

The Company has entered into agreements with contract manufacturers for the manufacture of drug and study placebo for the Company's trials and studies, with contract research organizations (CRO) to conduct and monitor the Company's trials and studies and with various entities for laboratories and other testing related to the Company's trials and studies. The contractual terms of the agreements vary, but most require certain advances as well as payments based on the achievement of milestones. Further, these agreements are cancellable at any time, but obligate the Company to reimburse the providers for any time or costs incurred through the date of termination.

The Company has committed to pay severance benefits to certain executive employees if they are terminated without cause or upon a change of control.

The Company has executed noncancellable operating lease agreements for its office. Certain of these leases have free and escalating rent payment provisions. The Company recognizes rent expense under such leases on a straight-line basis over the term of the lease. As of December 31, 2011, future minimum lease payments under the operating lease agreements are as follows:

2012	$53,666
2013	66,228
2014	68,054
2015	70,096
2016	72,198
Thereafter	67,827

$398,069

During June 2011, in connection with the renewal of the corporate office lease, the Company entered into the first amendment to the lease. The amendment extends the original lease term for five years and relocates the Company into another space within the same building. The corporate office lease is cancellable upon the payment of an early termination penalty during 2015. The relocation occurred in November 2011. The lease provides for fixed increases in minimum annual rent payments, as well as rent free periods. The total amount of rental payments due over the lease term is being charged to rent expense on the straight-line method over the term of the lease. The differences between rent expense recorded and the amount paid is credited or charged to accrued expenses and other liabilities in the accompanying balance sheets. Rent expense was $61,653, $65,781 and $69,030, respectively, for the years ended December 31, 2011, 2010 and 2009. The Company's leases expire on various dates through November 2017.

Obligations under capital leases are not significant.

For commitments related to the Company's license agreements with Brookhaven (defined below), and Northwestern (defined below), see Note 8.

Agreements	12 Months Ended
Dec. 31, 2011
Agreements [Abstract]
Agreements
8.	Agreements

a.	LICENSE AGREEMENT WITH BROOKHAVEN. The Company has entered into a license agreement with Brookhaven Science Associates, LLC, as operator of Brookhaven National Laboratory under contract with the United States Department of Energy ("Brookhaven"), whereby the Company has obtained an exclusive license for several patents and patent applications in the U.S. and outside the U.S. relating to the use of vigabatrin as a treatment for cocaine, other addictions and obsessive-compulsive disorders. This license agreement runs concurrently with the term of the last to expire of the licensed patents, the last of which currently expires in 2023. The Company paid a fee to obtain the license in the amount of $50,000. Under the license agreement, the Company has agreed to pay Brookhaven a fee of $100,000 in the year of NDA approval of CPP-109, $250,000 in each of the second and third years following approval and $500,000 per year thereafter until the license agreement expires. The Company is also obligated to reimburse Brookhaven for certain of their patent related expenses. The Company believes that as of December 31, 2011 it had a contingent liability of approximately $166,000 related to this obligation. Of these costs, approximately $69,000 will become payable in six equal monthly installments at the time the Company submits an NDA to the U.S. Food and Drug Administration ("FDA"), and the remaining $97,000 will become payable commencing within 60 days of obtaining FDA regulatory approval to sell any product. The Company also has the right to enter into sub-license agreements, and if it does, a royalty of 20% of any sub-license fees will be payable to Brookhaven.

Brookhaven has formally advised the Company that they believe that the amount potentially due from the Company to Brookhaven for reimbursement of patent related expenses as of December 31, 2011 was approximately $1.3 million. The Company has advised Brookhaven that it disputes their determination of patent-related expenses due under the license agreement. There can be no assurance as to the outcome of this matter. In any event, no patent-related expenses are due to Brookhaven under the license agreement until the submission by the Company of an NDA for CPP-109. As the Company has not yet filed an NDA for CPP-109, no amounts relating to this matter are accrued in the accompanying December 31, 2011 and 2010 balance sheets.

b.	LICENSE AGREEMENT WITH NORTHWESTERN UNIVERSITY. On August 27, 2009, the Company entered into a license agreement with Northwestern University (Northwestern), under which it acquired worldwide rights to commercialize new GABA aminotransferase inhibitors and derivatives of vigabatrin that have been discovered by Northwestern. Under the terms of the license agreement, Northwestern granted the Company an exclusive worldwide license to certain composition of matter patents related to the new class of inhibitors and a patent application relating to derivatives of vigabatrin. The Company has identified and designated the lead compound under this license as CPP-115.

Under the license agreement with Northwestern, the Company will be responsible for continued research and development of any resulting product candidates. As of December 31, 2011, the Company has paid Northwestern $127,872 in connection with the license, and has accrued license fees of $102,500 in the accompanying December 31, 2011 balance sheet for expenses, maintenance fees and milestones. In addition, the Company is obligated to pay certain milestone payments in future years relating to clinical development activities with respect to CPP-115, and royalties on any products resulting from the license agreement. The next milestone payment of $100,000 is due on the earlier of successful completion of the first Phase I clinical trial for CPP-115 or August 27, 2013.

c.	LICENSE AGREEMENT WITH NEW YORK UNIVERSITY AND THE FEINSTEIN INSTITUTE FOR MEDICAL RESEARCH. On December 13, 2011, the Company entered into a license agreement with New York University (NYU) and the Feinstein Institute for Medical Research (FIMR) under which it acquired worldwide rights to commercialize GABA aminotransferase inhibitors in the treatment for Tourette's Syndrome. The Company is obligated to pay certain milestone payments in future years relating to clinical development activities and royalties on any products resulting from the license agreement.

d.	AGREEMENT WITH NIDA. On April 13, 2010, the Company signed a definitive Clinical Trial Agreement (CTA) with the National Institute on Drug Abuse (NIDA) to jointly conduct a U.S. Phase II(b) clinical trial evaluating CPP-109 for the treatment of cocaine addiction (the Phase II(b) Trial). As part of the CTA, NIDA, under their agreement with the Veteran's Administration Cooperative Studies Program (VA), has agreed to provide substantial resources towards the completion of the Phase II(b) Trial. This approximately 200 subject double-blind, placebo-controlled trial is being conducted at twelve leading addiction research facilities across the United States. The Phase II(b) Trial, which is being overseen by the VA, was initiated in November 2010, and the Company expects to have top-line data from the Phase II(b) Trial early in the first quarter of 2013. The Phase II(b) Trial is designed to confirm the safety and efficacy of CPP-109 for the treatment of cocaine addiction and if successful, the Company believes that it will qualify to be one of the adequate and well controlled trials required to support approval of an NDA for CPP-109.

Pursuant to the CTA, the Company has provided the study drug (and matching placebo) for the Phase II(b) Trial and materials required to package them suitably for use in the Phase II(b) Trial. In conjunction with NIDA, the Company has developed the Phase II(b) Trial protocol and informed consent and has submitted such documents to the FDA for review. The Company is also responsible for, among other duties, funding patient recruitment activities and advertising for the Phase II(b) Trial, establishing and funding a contract with a vendor capable of decrypting and converting the visual field data obtained from study subjects into a format analyzable by the VA statisticians who will interpret the study data, and, if requested, funding the treatment costs of up to 25 study subjects. Further, pursuant to the CTA, NIDA has provided input on the protocol and informed consent and, under their agreement with the VA, is funding qualified study sites and investigators. NIDA has also presently contracted to treat more than 200 study subjects. Finally, NIDA, through its agreement with the VA, is providing clinical monitoring for all sites.

The CTA terminates on April 13, 2015 or upon the completion of the Phase II(b) Trial, whichever comes first, except that the CTA may be extended for two further periods of two years each by agreement of the parties if it is necessary to complete the Phase II(b) Trial. Either party may terminate the CTA upon 60 days' notice without cause, or upon 30 days' written notice for cause. Both NIDA and the Company have continuing rights under the CTA if the CTA is terminated. Among other obligations, this includes an obligation of each party to continue their respective obligations under the CTA until all study subjects enrolled in the trial at the time of such termination have completed the study and continuing duties of confidentiality.

As of December 31, 2011, the Company estimates that it will pay approximately $1.4 million of direct costs in connection with contracts related to the Phase II(b) Trial. As of December 31, 2011, the Company had paid approximately $1.0 million of this amount and had accounts payable of approximately $55,000 and accrued expenses of approximately $75,000 in the accompanying December 31, 2011 balance sheet related to these contracts. These amounts exclude internal costs, such as salaries, benefits and other costs of the Company's personnel working on the Phase II(b) Trial.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
9.	Related Party Transactions

Since its inception in 2002, the Company has entered into various consulting agreements with non-employee officers, directors and members of the Company's Scientific Advisory Board, a portion of which were with related parties under common ownership and control. During the years ended December 31, 2011, 2010 and 2009, the Company paid approximately $93,000, $79,000 and $64,000, respectively, in consulting fees to related parties.

The Company has an employment agreement with Patrick J. McEnany, its principal stockholder, Chairman, President and Chief Executive Officer. Under this agreement, Mr. McEnany will receive an annual base salary of approximately $387,000 in 2012, and may earn bonus compensation based on performance. This agreement expires in November 2013.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
10.	Income Taxes

As of December 31, 2011 and 2010, the Company had deferred tax assets of approximately $13,440,000 and $11,428,000, respectively, of which approximately $11,934,000 and $10,080,000 represent United States federal and state net operating loss carryforwards and start-up costs. The remaining temporary differences represent non-deductible stock option and equity expense. The related deferred tax asset has a 100% valuation allowance as of December 31, 2011 and 2010, as the Company believes it is more likely than not that the deferred tax asset will not be realized. The change in valuation allowance was approximately $2,012,000, $1,510,000 and $2,742,000 in 2011, 2010 and 2009, respectively. There are no other significant temporary differences. The net operating loss carry-forwards of approximately $19,980,000 as of December 31, 2011 will expire at various dates beginning in 2023 and ending in 2031. If an ownership change, as defined under Internal Revenue Code Section 382, occurs, the use of these carry-forwards may be subject to limitation. The effective tax rate of 0% in all periods presented differs from the statutory rate of 35% due to the valuation allowance and because the Company had no taxable income.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
11.	Stockholders' Equity

Stock split

On October 3, 2006, the Company's board of directors approved an approximate 1.4592-to-one stock split (effected in the form of a stock dividend). All stock value, common shares outstanding and per share amounts set forth in these financial statements for periods prior to this date, were adjusted retroactively to reflect this split.

Private Placements

In November 2002, the Company completed a private placement in which it raised gross proceeds of $125,000 through the sale of 729,609 shares of its common stock.

In April 2003, the Company completed a private placement in which it raised net proceeds of $670,457 through the sale of 70,000 shares of its Series A Preferred Stock.

In March 2005, the Company completed a private placement in which it raised net proceeds of $1,046,516 through the sale of 3,954,483 shares of its common stock.

On July 24, 2006, the Company completed a private placement in which it raised net proceeds of $3,225,140 through the sale of 7,644 shares of its Series B Preferred Stock.

Common Stock

The Company has 100,000,000 shares of authorized common stock with a par value of $0.001 per share. At December 31, 2011 and 2010, 24,701,420 and 19,394,737 shares, respectively, of common stock were issued and outstanding. Each holder of common stock is entitled to one vote for each share of common stock held of record on all matters on which stockholders generally are entitled to vote.

On November 13, 2006, the Company closed its IPO. In the IPO, the Company sold 3,350,000 shares of its common stock at an initial public offering price of $6.00 per share. The Company received net proceeds from the offering of approximately $17,638,000 (gross proceeds of $20,100,000 less a 7% underwriting discount aggregating $1,407,000 and offering expenses of approximately $1,055,000). At the closing of the IPO, all of the Company's then outstanding Series A Preferred Stock and Series B Preferred Stock automatically converted into an aggregate of 2,136,860 shares of the Company's common stock. Costs related to the IPO were charged to paid-in-capital at the successful completion of the IPO.

On June 2, 2008 the Company filed two registration statements on Form S-8 to register: (i) shares of restricted common stock and shares of common stock underlying stock options issued under its 2006 Stock Incentive Plan, and (ii) shares of common stock underlying the stock options granted by the Company prior to its IPO.

In addition, on June 2, 2008 the Company filed a shelf registration statement on Form S-3 (the 2008 Shelf Registration Statement) with the SEC to sell up to $30 million of common stock. This shelf registration (file no. 333-151368) was declared effective by the SEC on June 26, 2008. On September 2008 the Company filed a prospectus supplement and offered for sale to institutional investors 1,488,332 shares of its common stock at $3.00 per share under the 2008 Registration Statement and received gross proceeds of approximately $4.5 million before underwriting commissions and expenses of approximately $377,000. On October 2009 the Company filed a prospectus supplement and offered for sale to institutional investors 3,973,000 shares of its common stock at $1.00 per share under the 2008 Registration Statement and received gross proceeds of approximately $4.0 million before underwriting commissions and expenses of approximately $275,000. On August 2010, the Company filed a prospectus supplement and sold an additional 1,351,352 shares of its common stock at $1.11 per share to an institutional investor under the 2008 Shelf Registration Statement and received gross proceeds of approximately $1.5 million before expenses of approximately $44,000. The 2008 Shelf Registration Statement expired on June 26, 2011 and the Company can no longer sell shares under the 2008 Shelf Registration Statement.

Further, on December 3, 2010, the Company filed a second shelf registration statement on Form S-3 (the 2010 Shelf Registration Statement) with the SEC to sell up to $30 million of common stock and common stock purchase warrants. This shelf registration statement (file No. 333-170945) was declared effective by the SEC on December 15, 2010. On March 2011 the Company filed a prospectus supplement and offered to sell to institutional investors 2,259,943 shares of its common stock under the 2010 Shelf Registration Statement at a price of $1.12 per share and received gross proceeds of approximately $2.5 million before underwriting commissions and incurred expenses of approximately $300,000. During October 2011, the Company filed a prospectus supplement and offered to sell to institutional investors 3,046,740 shares of its common stock together with common stock purchase warrants to purchase 1,523,370 shares of the Company's common stock under the 2010 Shelf Registration Statement at a price of $1.15 per share and corresponding warrant and received gross proceeds of approximately $3.5 million before underwriting commissions and other expenses totaling approximately $305,000. See Note 1.

The number of shares that the Company can sell and the amount of the gross proceeds that the Company can raise (in the aggregate) under its currently outstanding shelf registration statements is limited to 20% of the number of shares of outstanding common stock and 33% of the Company's public float, respectively, pursuant to applicable NASDAQ marketplace and SEC rules.

Nasdaq Listing

The Company's common stock currently trades on the Nasdaq Capital Market. On November 13, 2009, the Nasdaq Stock Market ("Nasdaq") informed the Company that, as a result of the Company's common stock no longer meeting the requirement that it trade at a bid price of at least $1.00 per share, the Company's common stock would be delisted from the Nasdaq Capital Market if, by May 12, 2010, the Company did not regain compliance with the requirement by the common stock trading at a bid price of at least $1.00 per share for a period of at least ten consecutive trading days. On April 26, 2010, the Company received notice from Nasdaq confirming that the Company had regained compliance with the $1.00 minimum bid price requirement for continued listing on The Nasdaq Capital Market, as a result of the Company's common stock closing with a bid price of at least $1.00 for at least ten consecutive trading days.

Preferred Stock

The Company has 5,000,000 shares of authorized preferred stock, $0.001 par value per share at December 31, 2011 and 2010. No shares of preferred stock were outstanding at December 31, 2011 and 2010.

Stockholder Rights Plan

On September 20, 2011, the Board of Directors approved the Company's adoption of a Stockholder Rights Plan. Under the Plan, a dividend of one preferred share purchase right (a Right) was declared for each share of common stock of the Company that was outstanding on October 7, 2011. Each Right entitles the holder to purchase from the Company one one-hundredth of a share of Series A Junior Preferred Stock at a purchase price of $7.80, subject to adjustment.

The Rights will trade automatically with the common stock and will not be exercisable until a person or group has become an "acquiring person" by acquiring 17.5% or more of the Company's outstanding common stock, or a person or group commences, or publicly announces a tender offer that will result in such a person or group owning 17.5% or more of the Company's outstanding common stock. Upon announcement that any person or group has become an acquiring person, each Right will entitle all rightholders (other than the acquiring person) to purchase, for the exercise price of $7.80, a number of shares of the Company's common stock having a market value equal to twice the exercise price. Rightholders would also be entitled to purchase common stock of the acquiring person having a value of twice the exercise price if, after a person had become an acquiring person, the Company were to enter into certain mergers or other transactions. If any person becomes an acquiring person, the Board of Directors may, at its option and subject to certain limitations, exchange one share of common stock for each Right.

The Rights have certain anti-takeover effects, in that they would cause substantial dilution to a person or group that attempts to acquire a significant interest in the Company on terms not approved by the Board of Directors. In the event that the Board of Directors determines a transaction to be in the best interests of the Company and its stockholders, the Board of Directors may redeem the Rights for $0.001 per share at any time prior to a person or group becoming an acquiring person. The Rights will expire on September 20, 2016, unless earlier redeemed or exchanged.

Stock Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock Compensation Plans [Abstract]
Stock Compensation Plans
12.	Stock Compensation Plans

The Company issues options, restricted stock, stock appreciation rights and restricted stock units (collectively, the Awards) to employees, directors, consultants and scientific advisors of the Company under the 2006 Stock Incentive Plan (the Plan). See Note 2. Prior to July 2006, the Company granted options pursuant to written agreements to purchase an aggregate of 2,352,254 shares of common stock. Under the Plan, 2,688,828 shares of the Company's common stock are reserved for issuance. At December 31, 2011, 239,270 of these shares remained available for future issuance under the Plan.

Stock Options

The Company has granted stock options to employees, officers, directors, scientific advisors and consultants generally at exercise prices equal to the quoted market price of the common stock at grant date. Share awards generally vest over a period of 2 to 4 years of continuous service and have contractual terms from 5 to 10 years. Certain awards provide for accelerated vesting if there is a change in control. The Company issues new shares as shares are required to be delivered upon exercise of outstanding stock options. No stock options have been exercised through December 31, 2011.

During the years ended December 31, 2011, 2010 and 2009, the Company recorded non-cash stock-based compensation expense related to stock options totaling $416,735, $450,089 and $581,286, respectively.

During the years ended December 31, 2011 and 2010, the Company granted five-year options to purchase an aggregate of 625,000 shares and 465,000 shares, respectively, of the Company's common stock to certain of the Company's officers, employees, directors and consultants.

Stock option activity under the Company's written stock option agreements and the Plan for the year ended December 31, 2011 is summarized as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at beginning of year	3,135,619	$1.00
Granted	625,000	1.06
Exercised	—	—
Forfeited, expired or cancelled	(37,511)	1.22

Outstanding at end of year	3,723,108	$1.01

Exercisable at end of year	3,303,108	$1.00

The aggregate intrinsic value of outstanding options and exercisable options at December 31, 2011 was $1.5 million and $1.4 million, respectively. The weighted-average grant-date fair value of stock options granted during 2011, 2010 and 2009 was $0.79, $0.75 and $0.55, respectively. The total fair value of vested stock options during 2011, 2010 and 2009 was $438,139, $346,270 and $634,807, respectively.

The following table summarizes information about the Company's stock options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.62-$0.69	1,489,220	1.85	$0.68	1,489,220	1.85	$0.68
$0.90	935,000	2.80	$0.90	935,000	2.80	$0.90
$1.01-$1.09	1,070,000	4.49	$1.07	650,000	4.34	$1.08
$2.49-$2.55	124,000	1.92	$2.51	124,000	1.92	$2.51
$3.15-$6.00	104,888	0.93	$4.08	104,888	0.93	$4.08

	3,723,108	2.83	$1.01	3,303,108	2.58	$1.00

As of December 31, 2011, there was approximately $312,000 of unrecognized compensation expense related to non-vested stock option awards granted under the Plan. That cost is expected to be recognized over a weighted average period of approximately 2.00 years.

The Company utilizes the Black-Scholes option-pricing model to determine the fair value of stock options on the date of grant. This model derives the fair value of stock options based on certain assumptions related to the expected stock price volatility, expected option life, risk-free interest rate and dividend yield. The 2011 expected volatility is based on reviews of historical volatility of the Company's common stock. For 2010 and prior, the Company's expected volatility was based on the historical volatility of other publicly traded companies in the same industry, due to the Company's short history as a public entity. The estimated expected option life is based upon estimated employee exercise patterns and considers whether and the extent to which the options are in-the-money. During 2011, the Company estimated the expected option life for options granted to employees and directors based upon the simplified method. Under this method, the expected life is presumed to be the mid-point between the vesting date and the end of the contractual term. The Company will continue to use the simplified method until it has sufficient historical exercise data to estimate the expected life of the options. The risk-free interest rate assumption is based upon the U.S. Treasury yield curve appropriate for the estimated life of the stock options awards. The expected dividend rate is zero. Stock–based compensation expense also includes an estimate, which the Company makes at grant date, of the number of awards that are expected to be forfeited. The Company revises this estimate in subsequent periods if actual forfeitures differ from those estimates.

Assumptions used were as follows:

	Year ended December 31,
	2011	2010	2009
Risk free interest rate	0.29% to 1.55%	0.81% to 2.44%	1.26% to 2.60%
Expected term	3 to 5 years	4 to 5 years	4 to 5 years
Expected volatility	130%	100%	90%
Expected dividend yield	—%	—%	—%
Expected forfeiture rate	—%	—%	—%

Restricted Stock Units

Under the Plan, participants may be granted restricted stock units, each of which represents a conditional right to receive shares of common stock in the future. The restricted stock units granted under this plan generally vest ratably over a three to four-year period. Upon vesting, the restricted stock units will convert into an equivalent number of shares of common stock. The amount of expense relating to the restricted stock units is based on the closing market price of the Company's common stock on the date of grant and is amortized on a straight-line basis over the requisite service period. There was no restricted stock unit activity during 2011.

During the years ended December 31, 2011, 2010 and 2009, the Company recorded non-cash stock-based compensation expense related to restricted stock units totaling $0, $0 and $20,152, respectively.

Benefit Plan	12 Months Ended
Dec. 31, 2011
Benefit Plan [Abstract]
Benefit Plan
13.	Benefit Plan

During 2007, the Company established an employee savings plan pursuant to Section 401(k) of the Internal Revenue Code. Subject to certain dollar limits, all eligible employees may contribute up to 15% of their pre-tax annual compensation to the plan. Commencing in 2008, the Company has elected to make discretionary matching contributions of employee contributions up to 4% of an employee's gross salary. For the years ended December 31, 2011, 2010 and 2009 the Company's matching contributions were approximately $34,000, $33,000 and $34,000, respectively.

Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information
14.	Quarterly Financial Information (unaudited)

The following table presents unaudited supplemental quarterly financial information for the years ended December 31, 2011 and December 31, 2010:

	Quarter Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues	$—	$—	$—	$—
Loss from operations	(1,519,250)	(1,397,463)	(1,131,010)	(2,034,416)
Net loss	(1,517,136)	(1,394,151)	(1,127,841)	(2,351,934)
Loss per share – basic and diluted	$(0.08)	$(0.06)	$(0.05)	$(0.10)

	Quarter Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Revenues – government grant	$—	$—	$—	$488,958
Loss from operations	(1,050,412)	(1,333,132)	(908,465)	(732,172)
Net loss	(1,045,043)	(1,328,541)	(903,985)	(728,754)
Loss per share – basic and diluted	$(0.06)	$(0.07)	$(0.05)	$(0.04)

Quarterly basic and diluted net loss per common share were computed independently for each quarter and do not necessarily total to the full year basic and diluted net loss per common share.